Income Taxes - Unrecognized Tax Benefit (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Beginning Balance	$ 384	$ 286	$ 218
Additions for tax positions in current years	171	98	68
Additions for tax positions in prior years	0	0	0
Reductions due to lapse in statutes of limitations	(136)
Settlements	0	0	0
Ending Balance	$ 419	$ 384	$ 286